Cash and cash equivalents (Tables)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash and cash equivalents
Summary of cash and cash equivalents

	As of March 31,
	2022	2021
Cash on hand	$429	$42
Bank balances	23,833,460	17,453,318
Other monetary funds	236	—
Total	$23,834,125	$17,453,360

	As of March 31,
	2021	2020
Cash on hand	$42	$187
Bank balances	17,453,318	11,931,527
Total	$17,453,360	$11,931,714